EMPOWER FUNDS, INC.
 ("Empower Funds")
Empower Large Cap Growth Fund	Empower Large Cap Value Fund
Institutional Class Ticker / MXGSX	Institutional Class Ticker / MXVHX
Investor Class Ticker / MXLGX	Investor Class Ticker / MXEQX
Investor II Class Ticker / MXHAX
Empower S&P 500® Index Fund
Institutional Class Ticker / MXKWX
Investor Class Ticker / MXVIX
(the "Fund(s)")
Quarterly Holdings Report

September 30, 2025
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.18%
$ 7,155	Linde PLC	$ 3,398,625
Communications — 25.29%
53,794	Alibaba Group Holding Ltd Sponsored ADR(a)	9,614,602
307,700	Alphabet Inc Class C	74,940,334
456,827	Amazon.com Inc(b)	100,305,505
13,278	AppLovin Corp Class A(b)	9,540,774
35,021	Arista Networks Inc(b)	5,102,910
5,811	Booking Holdings Inc	31,375,158
59,233	DoorDash Inc Class A(b)	16,110,783
69,247	Hims & Hers Health Inc(a)(b)	3,927,690
3,769	MercadoLibre Inc(b)	8,807,927
63,570	Meta Platforms Inc Class A	46,684,536
31,942	Motorola Solutions Inc	14,606,757
15,802	Netflix Inc(b)	18,945,334
23,180	Palo Alto Networks Inc(b)	4,719,911
951,862	Pinterest Inc Class A(b)	30,621,401
77,922	Robinhood Markets Inc Class A(b)	11,156,872
53,061	Sea Ltd ADR(b)	9,483,592
82,651	Shopify Inc Class A(b)	12,282,765
2,706	Spotify Technology SA(b)	1,888,788
487,032	Uber Technologies Inc(b)	47,714,524
201,858	Walt Disney Co	23,112,741
		480,942,904
Consumer, Cyclical — 8.70%
739	AutoZone Inc(b)	3,170,487
20,684	Carvana Co(b)	7,802,832
326,511	Copart Inc(b)	14,683,199
25,370	DR Horton Inc	4,299,454
38,908	Home Depot Inc	15,765,133
15,398	McDonald's Corp	4,679,298
230,561	O'Reilly Automotive Inc(b)	24,856,782
104,664	Ross Stores Inc	15,949,747
76,322	Tesla Inc(b)	33,941,920
160,219	TJX Cos Inc	23,158,055
165,510	Walmart Inc	17,057,461
		165,364,368
Consumer, Non-Cyclical — 8.26%
58,090	Abbott Laboratories	7,780,575
34,505	AbbVie Inc	7,989,288
10,976	Alnylam Pharmaceuticals Inc(b)	5,005,056
82,288	Coca-Cola Co	5,457,340
40,135	Eli Lilly & Co	30,623,005
51,367	Gilead Sciences Inc	5,701,737
82,455	Insmed Inc(b)	11,874,345
43,181	Intuitive Surgical Inc(b)	19,311,839
15,649	Johnson & Johnson	2,901,637
5,398	McKesson Corp	4,170,171
37,434	Natera Inc(b)	6,025,751
90,084	Philip Morris International Inc	14,611,624
11,743	Quanta Services Inc	4,866,534
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 25,185	Thermo Fisher Scientific Inc	$ 12,215,229
47,500	Vertex Pharmaceuticals Inc(b)	18,602,900
		157,137,031
Energy — 0.14%
11,200	Cheniere Energy Inc	2,631,776
Financial — 7.65%
6,918	Berkshire Hathaway Inc Class B(b)	3,477,955
22,427	Blackstone Inc	3,831,653
59,875	Charles Schwab Corp	5,716,266
15,997	Goldman Sachs Group Inc	12,739,211
160,688	Intercontinental Exchange Inc	27,072,714
7,908	KKR & Co Inc	1,027,645
114,453	Mastercard Inc Class A	65,102,010
214,781	SoFi Technologies Inc(b)	5,674,514
60,777	Visa Inc Class A	20,748,052
		145,390,020
Industrial — 7.72%
79,945	3M Co	12,405,865
398,823	Amphenol Corp Class A	49,354,345
13,319	Celestica Inc(b)	3,281,535
6,778	Deere & Co	3,099,308
51,355	Eaton Corp PLC	19,219,609
18,661	GE Vernova Inc	11,474,649
35,816	General Electric Co	10,774,169
31,974	Illinois Tool Works Inc	8,337,540
28,865	Rockwell Automation Inc	10,089,184
23,515	RTX Corp	3,934,765
6,834	Trane Technologies PLC	2,883,675
2,078	TransDigm Group Inc	2,738,846
86,259	Veralto Corp	9,196,072
		146,789,562
Technology — 39.06%
194,259	Advanced Micro Devices Inc(b)	31,429,164
421,340	Apple Inc	107,285,805
26,527	ASML Holding NV	25,680,523
156,098	Broadcom Inc	51,498,291
34,491	Cloudflare Inc Class A(b)	7,401,424
9,721	Crowdstrike Holdings Inc Class A(b)	4,766,984
45,537	International Business Machines Corp	12,848,720
45,819	Intuit Inc	31,290,253
4,603	Lam Research Corp	616,342
309,103	Microchip Technology Inc	19,850,595
302,419	Microsoft Corp	156,637,922
673,742	NVIDIA Corp	125,706,784
240,975	Oracle Corp	67,771,808
70,586	Palantir Technologies Inc Class A(b)	12,876,298

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Technology — (continued)
$ 72,241	ROBLOX Corp Class A(b)	$ 10,006,823
50,095	Salesforce Inc	11,872,515
30,063	ServiceNow Inc(b)	27,666,378
10,753	Snowflake Inc(b)	2,425,339
53,257	Synopsys Inc(b)	26,276,472
23,389	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	6,532,314
22,838	Twilio Inc Class A(b)	2,285,855
		742,726,609
Utilities — 0.16%
16,039	Vistra Corp	3,142,361
TOTAL COMMON STOCK — 97.16% (Cost $1,271,363,923)		$1,847,523,256
EXCHANGE TRADED FUNDS
62,312	iShares Russell 1000 Growth ETF	29,187,564

TOTAL EXCHANGE TRADED FUNDS — 1.53% (Cost $27,427,596)		$29,187,564
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
10,856,092	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.09%(d)	$ 10,856,092
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.57% (Cost $10,856,092)		$10,856,092
TOTAL INVESTMENTS — 99.26% (Cost $1,309,647,611)		$1,887,566,912
OTHER ASSETS & LIABILITIES, NET — 0.74%		$14,041,615
TOTAL NET ASSETS — 100.00%		$1,901,608,527

(a)	All or a portion of the security is on loan as of September 30, 2025.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of September 30, 2025.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.66%
$ 124,332	CF Industries Holdings Inc	$ 11,152,581
93,890	DuPont de Nemours Inc	7,314,031
50,768	Eastman Chemical Co	3,200,922
276,451	Freeport-McMoRan Inc	10,842,408
253,775	International Paper Co	11,775,160
48,774	PPG Industries Inc	5,126,635
		49,411,737
Communications — 9.06%
184,027	Alphabet Inc Class A	44,736,964
46,962	Alphabet Inc Class C	11,437,595
165,417	Amazon.com Inc(a)	36,320,611
19,803	Charter Communications Inc Class A(a)	5,447,904
305,613	Cisco Systems Inc	20,910,041
268,432	Comcast Corp Class A	8,434,134
7,760	Meta Platforms Inc Class A	5,698,789
283,857	News Corp Class A	8,717,248
66,925	T-Mobile US Inc	16,020,507
29,220	Verizon Communications Inc	1,284,219
78,614	Walt Disney Co	9,001,303
		168,009,315
Consumer, Cyclical — 7.67%
58,496	BJ's Wholesale Club Holdings Inc(a)	5,454,752
11,520	Cummins Inc	4,865,702
22,481	Dollar General Corp	2,323,411
314,717	General Motors Co	19,188,295
42,072	Hilton Worldwide Holdings Inc	10,915,159
21,123	Home Depot Inc	8,558,829
215,571	Las Vegas Sands Corp	11,595,564
11,819	Lululemon Athletica Inc(a)	2,102,955
183,997	Mattel Inc(a)	3,096,670
152,808	PulteGroup Inc	20,190,521
687,593	Southwest Airlines Co	21,941,093
56,151	Target Corp	5,036,745
261,953	Walmart Inc	26,996,876
		142,266,572
Consumer, Non-Cyclical — 21.04%
41,750	AbbVie Inc	9,666,795
230,559	AstraZeneca PLC Sponsored ADR	17,688,486
9,449	Avery Dennison Corp	1,532,344
133,297	Becton Dickinson & Co	24,949,200
17,026	Biogen Inc(a)	2,385,002
83,150	Bristol-Myers Squibb Co	3,750,065
3,790	Cardinal Health Inc	594,878
29,553	Cigna Group	8,518,652
317,323	Coca-Cola Co	21,044,862
127,327	Colgate-Palmolive Co	10,178,520
111,261	Conagra Brands Inc	2,037,189
207,838	Corteva Inc	14,056,084
168,276	CVS Health Corp	12,686,328
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 39,409	Elevance Health Inc	$ 12,733,836
12,803	Global Payments Inc	1,063,673
4,728	Humana Inc	1,230,084
21,832	Johnson & Johnson	4,048,089
571,611	Kenvue Inc	9,277,247
20,857	Keurig Dr Pepper Inc	532,062
115,902	Kimberly-Clark Corp	14,411,255
25,619	McKesson Corp	19,791,702
82,805	Medtronic PLC	7,886,348
80,323	Merck & Co Inc	6,741,510
165,855	Novo Nordisk A/S Sponsored ADR	9,203,292
212,338	Philip Morris International Inc	34,441,223
169,927	Procter & Gamble Co	26,109,283
24,253	Regeneron Pharmaceuticals Inc	13,636,734
161,500	Sanofi SA	15,293,110
44,432	Sanofi SA ADR	2,097,190
45,724	Thermo Fisher Scientific Inc	22,177,054
125,349	Tyson Foods Inc Class A	6,806,451
12,301	United Rentals Inc	11,743,273
64,207	UnitedHealth Group Inc	22,170,677
689,575	Viatris Inc	6,826,793
131,957	Zimmer Biomet Holdings Inc	12,997,765
		390,307,056
Energy — 7.17%
45,026	Chevron Corp	6,992,087
225,432	ConocoPhillips	21,323,613
28,499	EOG Resources Inc	3,195,308
65,817	EQT Corp	3,582,419
51,966	Expand Energy Corp	5,520,868
307,231	Exxon Mobil Corp	34,640,296
31,157	Phillips 66	4,237,975
168,105	Schlumberger NV	5,777,769
303,120	Shell PLC	10,801,467
123,095	South Bow Corp(b)	3,483,137
77,332	TC Energy Corp	4,204,723
197,326	TotalEnergies SE(a)	12,018,892
28,778	TotalEnergies SE Sponsored ADR(b)	1,717,759
59,316	Valero Energy Corp	10,099,142
84,438	Williams Cos Inc	5,349,147
		132,944,602
Financial — 24.27%
93,122	Allstate Corp	19,988,637
266,359	American International Group Inc	20,919,836
17,871	American Tower Corp REIT	3,436,951
98,265	Apollo Global Management Inc	13,095,777
690,693	Bank of America Corp	35,632,852
9,469	Blackrock Inc	11,039,623
101,208	Capital One Financial Corp	21,514,797
359,836	Charles Schwab Corp	34,353,543
39,906	Chubb Ltd	11,263,469
526,627	Citigroup Inc	53,452,641

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
$ 46,748	CME Group Inc	$ 12,630,842
108,397	Corebridge Financial Inc	3,474,124
5,737	CubeSmart REIT	233,267
227,921	Equitable Holdings Inc	11,573,828
188,681	Equity Residential REIT	12,213,321
200,897	Fifth Third Bancorp	8,949,961
16,084	Goldman Sachs Group Inc	12,808,493
61,452	Hartford Insurance Group Inc	8,197,082
549,992	Huntington Bancshares Inc	9,498,362
92,807	JPMorgan Chase & Co	29,274,112
98,391	Loews Corp	9,877,473
240,698	MetLife Inc	19,826,295
9,676	Morgan Stanley	1,538,097
68,995	PNC Financial Services Group Inc	13,863,165
77,614	Prologis Inc REIT	8,888,355
197,213	Rayonier Inc REIT	5,234,033
141,233	Rexford Industrial Realty Inc REIT	5,806,089
84,600	State Street Corp	9,814,446
12,965	Sun Communities Inc REIT	1,672,485
211,483	US Bancorp	10,220,973
176,734	Vornado Realty Trust REIT	7,163,029
168,923	Wells Fargo & Co	14,159,126
352,153	Weyerhaeuser Co REIT	8,729,873
		450,344,957
Industrial — 11.86%
11,816	3M Co	1,833,607
36,280	AGCO Corp	3,884,500
71,755	Ball Corp	3,617,887
56,828	Boeing Co(a)	12,265,187
125,198	CRH PLC	15,011,240
262,069	CSX Corp	9,306,070
10,796	Dover Corp	1,801,097
53,414	FedEx Corp	12,595,555
121,315	Fortive Corp	5,943,222
37,513	General Electric Co	11,284,661
53,439	Honeywell International Inc	11,248,909
118,942	Ingersoll Rand Inc	9,826,988
132,687	Johnson Controls International PLC	14,588,936
54,160	L3Harris Technologies Inc	16,541,005
6,020	Norfolk Southern Corp	1,808,468
23,125	Northrop Grumman Corp	14,090,525
78,880	Otis Worldwide Corp	7,211,998
66,428	Ralliant Corp	2,904,896
18,266	Rockwell Automation Inc	6,384,515
108,290	RTX Corp	18,120,166
43,351	Siemens AG	11,703,852
149,684	Stanley Black & Decker Inc	11,126,012
6,433	TE Connectivity PLC	1,412,237
25,410	Union Pacific Corp	6,006,162
72,543	United Parcel Service Inc Class B	6,059,517
49,455	West Fraser Timber Co Ltd(b)	3,361,951
		219,939,163
Shares		Fair Value
Technology — 8.46%
$ 66,784	Accenture PLC Class A	$ 16,468,934
2,550	Adobe Inc(a)	899,513
29,058	Advanced Micro Devices Inc(a)	4,701,294
32,741	Applied Materials Inc	6,703,392
41,106	Fiserv Inc(a)	5,299,797
141,917	Intel Corp(a)	4,761,315
86,304	Marvell Technology Inc	7,255,577
69,822	Microsoft Corp	36,164,305
155,921	QUALCOMM Inc	25,939,017
41,371	Salesforce Inc	9,804,927
170,342	Samsung Electronics Co Ltd	10,212,059
86,108	Seagate Technology Holdings PLC	20,326,655
46,007	Texas Instruments Inc	8,452,866
		156,989,651
Utilities — 5.12%
3,552	Alliant Energy Corp	239,440
104,935	Ameren Corp	10,953,115
79,869	Dominion Energy Inc	4,885,587
324,395	NextEra Energy Inc	24,488,579
73,775	NRG Energy Inc	11,947,861
31,129	PG&E Corp	469,425
263,313	PPL Corp	9,784,711
97,881	Sempra	8,807,332
205,399	Southern Co	19,465,663
49,727	Xcel Energy Inc	4,010,483
		95,052,196
TOTAL COMMON STOCK — 97.31% (Cost $1,462,753,350)		$1,805,265,249
PREFERRED STOCK
Consumer, Cyclical — 0.21%
35,821	Volkswagen AG	3,882,638
Industrial — 0.22%
58,713	Boeing Co	4,078,205
TOTAL PREFERRED STOCK — 0.43% (Cost $7,854,156)		$7,960,843
GOVERNMENT MONEY MARKET MUTUAL FUNDS
6,466,140	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.09%(d)	6,466,140
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.35% (Cost $6,466,140)		$6,466,140

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.01%
	U.S. Treasury Bills(e)
52,000	4.27%, 10/02/2025	$ 51,994
193,000	4.18%, 11/06/2025	192,190
TOTAL SHORT TERM INVESTMENTS — 0.01% (Cost $244,184)		$244,184
TOTAL INVESTMENTS — 98.10% (Cost $1,477,317,830)		$1,819,936,416
OTHER ASSETS & LIABILITIES, NET — 1.90%		$35,252,107
TOTAL NET ASSETS — 100.00%		$1,855,188,523
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of September 30, 2025.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of September 30, 2025.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
As of September 30, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	594,837	EUR	504,400	12/17/2025	$6
BB	USD	3,505,215	GBP	2,586,200	12/17/2025	27,381
CGM	USD	1,297,607	EUR	1,100,300	12/17/2025	39
CGM	USD	637,566	GBP	470,400	12/17/2025	4,988
GS	USD	2,839,499	EUR	2,408,300	12/17/2025	(575)
GS	USD	5,218,020	GBP	3,849,900	12/17/2025	40,805
HSB	USD	2,020,394	EUR	1,713,200	12/17/2025	41
HSB	USD	2,278,097	GBP	1,680,800	12/17/2025	17,815
MS	EUR	2,068,800	USD	2,439,225	12/17/2025	481
MS	USD	8,939,910	DKK	56,531,700	12/17/2025	1,933
MS	USD	446,057	EUR	374,500	12/17/2025	4,414
MS	USD	2,738,150	GBP	2,019,200	12/17/2025	22,799
SSB	USD	2,607,609	EUR	2,211,600	12/17/2025	(499)
SSB	USD	2,390,989	GBP	1,763,200	12/17/2025	19,898
TD	USD	1,984,981	EUR	1,683,500	12/17/2025	(346)
TD	USD	2,995,603	GBP	2,209,000	12/17/2025	25,015
UBS	USD	691,625	EUR	586,600	12/17/2025	(144)
WES	USD	330,921	EUR	280,700	12/17/2025	(104)
					Net Appreciation	$163,947
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Abbreviations
BB	Barclays Bank PLC
CGM	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
SSB	State Street Bank
TD	Toronto Dominion Bank
UBS	UBS AG
WES	Westpac Banking
Currency Abbreviations
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.38%
$ 34,335	Air Products & Chemicals Inc	$ 9,363,841
13,053	Albemarle Corp(a)	1,058,337
25,302	CF Industries Holdings Inc	2,269,589
104,223	Dow Inc	2,389,833
61,039	DuPont de Nemours Inc	4,754,938
23,376	Eastman Chemical Co	1,473,857
38,215	Ecolab Inc	10,465,560
219,058	Freeport-McMoRan Inc	8,591,455
34,140	International Flavors & Fragrances Inc	2,100,976
77,363	International Paper Co	3,589,643
71,678	Linde PLC	34,047,049
34,217	LyondellBasell Industries NV Class A	1,678,002
46,498	Mosaic Co	1,612,551
163,235	Newmont Corp	13,762,343
35,227	Nucor Corp	4,770,793
37,747	PPG Industries Inc	3,967,587
35,458	Sherwin-Williams Co	12,277,687
21,998	Steel Dynamics Inc	3,067,181
		121,241,222
Communications — 16.41%
68,154	Airbnb Inc Class A(b)	8,275,259
884,216	Alphabet Inc Class A	214,952,909
712,806	Alphabet Inc Class C	173,603,901
1,474,967	Amazon.com Inc(b)	323,858,506
41,437	AppLovin Corp Class A(b)	29,774,142
154,349	Arista Networks Inc(b)	22,490,192
1,091,776	AT&T Inc	30,831,754
4,887	Booking Holdings Inc	26,386,232
19,460	CDW Corp	3,099,589
14,321	Charter Communications Inc Class A(b)	3,939,779
599,911	Cisco Systems Inc	41,045,910
556,874	Comcast Corp Class A	17,496,981
112,797	Corning Inc	9,252,738
54,930	DoorDash Inc Class A(b)	14,940,410
67,127	eBay Inc	6,105,201
18,193	Expedia Group Inc	3,888,754
8,815	F5 Inc(b)	2,848,920
5,644	FactSet Research Systems Inc	1,616,950
27,654	Fox Corp Class A	1,743,861
14,673	Fox Corp Class B	840,616
85,744	Gen Digital Inc	2,434,272
21,199	GoDaddy Inc Class A(b)	2,900,659
57,572	Interpublic Group of Cos Inc	1,606,835
29,322	Match Group Inc	1,035,653
329,710	Meta Platforms Inc Class A	242,132,433
25,827	Motorola Solutions Inc	11,810,429
64,571	Netflix Inc(b)	77,415,463
65,325	News Corp Class A	2,006,131
12,161	News Corp Class B	420,163
27,755	Omnicom Group Inc	2,262,865
102,199	Palo Alto Networks Inc(b)	20,809,760
Shares		Fair Value
Communications — (continued)
$ 63,545	Paramount Skydance Corp Class B(a)	$ 1,202,271
116,635	Robinhood Markets Inc Class A(b)	16,699,799
73,779	T-Mobile US Inc	17,661,217
67,612	Trade Desk Inc Class A(b)	3,313,664
317,917	Uber Technologies Inc(b)	31,146,328
12,499	VeriSign Inc	3,494,345
642,807	Verizon Communications Inc	28,251,368
272,330	Walt Disney Co	31,181,785
382,579	Warner Bros Discovery Inc(b)	7,471,768
		1,442,249,812
Consumer, Cyclical — 8.21%
31,035	Aptiv PLC(b)	2,675,838
2,624	AutoZone Inc(b)	11,257,590
28,103	Best Buy Co Inc	2,125,149
26,785	CarMax Inc(b)	1,201,843
151,796	Carnival Corp(b)	4,388,422
208,564	Chipotle Mexican Grill Inc(b)	8,173,623
127,703	Copart Inc(b)	5,742,804
67,455	Costco Wholesale Corp	62,438,372
21,644	Cummins Inc	9,141,776
16,831	Darden Restaurants Inc	3,203,949
20,730	Deckers Outdoor Corp(b)	2,101,400
92,740	Delta Air Lines Inc	5,262,995
35,707	Dollar General Corp	3,690,318
29,108	Dollar Tree Inc(b)	2,746,922
5,148	Domino's Pizza Inc	2,222,443
41,735	DR Horton Inc	7,072,830
178,552	Fastenal Co	8,756,190
613,815	Ford Motor Co	7,341,227
139,835	General Motors Co	8,525,740
19,746	Genuine Parts Co	2,736,796
19,616	Hasbro Inc	1,487,874
37,660	Hilton Worldwide Holdings Inc	9,770,510
151,389	Home Depot Inc	61,341,309
59,543	Las Vegas Sands Corp	3,202,818
36,127	Lennar Corp Class A	4,553,447
22,594	Live Nation Entertainment Inc(b)	3,691,860
38,655	LKQ Corp	1,180,524
84,672	Lowe's Cos Inc	21,278,920
16,321	Lululemon Athletica Inc(b)	2,903,996
35,194	Marriott International Inc Class A	9,165,925
108,428	McDonald's Corp	32,950,185
30,393	MGM Resorts International(b)	1,053,421
179,414	NIKE Inc Class B	12,510,538
70,254	Norwegian Cruise Line Holdings Ltd(b)	1,730,356
418	NVR Inc(b)	3,358,488
129,821	O'Reilly Automotive Inc(b)	13,996,002
82,601	PACCAR Inc	8,121,330
6,328	Pool Corp	1,962,123
28,104	PulteGroup Inc	3,713,382
7,122	Ralph Lauren Corp	2,233,174

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
$ 48,234	Ross Stores Inc	$ 7,350,379
38,371	Royal Caribbean Cruises Ltd	12,416,089
85,135	Southwest Airlines Co	2,716,658
171,266	Starbucks Corp	14,489,104
30,104	Tapestry Inc	3,408,375
65,557	Target Corp	5,880,463
425,702	Tesla Inc(b)	189,318,195
167,248	TJX Cos Inc	24,174,026
9,357	TKO Group Holdings Inc	1,889,740
77,868	Tractor Supply Co	4,428,353
7,004	Ulta Beauty Inc(b)	3,829,437
47,880	United Airlines Holdings Inc(b)	4,620,420
666,695	Walmart Inc	68,709,588
17,300	Williams-Sonoma Inc	3,381,285
6,393	WW Grainger Inc	6,092,273
10,598	Wynn Resorts Ltd	1,359,406
44,843	Yum! Brands Inc	6,816,136
		721,892,336
Consumer, Non-Cyclical — 13.33%
263,162	Abbott Laboratories	35,247,918
269,793	AbbVie Inc	62,467,871
41,372	Agilent Technologies Inc	5,310,096
11,854	Align Technology Inc(b)	1,484,358
257,357	Altria Group Inc	17,001,003
82,376	Amgen Inc	23,246,507
73,161	Archer-Daniels-Midland Co	4,370,638
60,760	Automatic Data Processing Inc	17,833,060
11,889	Avery Dennison Corp	1,928,039
77,558	Baxter International Inc	1,765,996
46,087	Becton Dickinson & Co	8,626,104
21,706	Biogen Inc(b)	3,040,576
17,484	Bio-Techne Corp	972,635
85,000	Block Inc(b)	6,142,950
226,657	Boston Scientific Corp(b)	22,128,523
307,888	Bristol-Myers Squibb Co	13,885,749
19,696	Brown-Forman Corp Class B	533,368
22,315	Bunge Global SA	1,813,094
22,002	Campbell's Co(a)	694,823
34,884	Cardinal Health Inc	5,475,393
29,389	Cencora Inc	9,184,944
72,522	Centene Corp(b)	2,587,585
5,706	Charles River Laboratories International Inc(b)	892,761
41,950	Church & Dwight Co Inc	3,676,079
41,391	Cigna Group	11,930,956
51,435	Cintas Corp	10,557,548
17,389	Clorox Co	2,144,064
584,014	Coca-Cola Co	38,731,808
125,555	Colgate-Palmolive Co	10,036,867
78,378	Conagra Brands Inc	1,435,101
22,383	Constellation Brands Inc Class A	3,014,319
27,950	Cooper Cos Inc(b)	1,916,252
9,779	Corpay Inc(b)	2,816,939
109,371	Corteva Inc	7,396,761
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 190,993	CVS Health Corp	$ 14,398,962
95,872	Danaher Corp	19,007,583
5,992	DaVita Inc(b)	796,157
64,165	Dexcom Inc(b)	4,317,663
92,981	Edwards Lifesciences Corp(b)	7,231,133
34,604	Elevance Health Inc	11,181,244
120,744	Eli Lilly & Co	92,127,671
18,351	Equifax Inc	4,707,582
39,683	Estee Lauder Cos Inc Class A	3,496,866
66,242	GE HealthCare Technologies Inc	4,974,774
81,187	General Mills Inc	4,093,449
185,572	Gilead Sciences Inc	20,598,492
34,306	Global Payments Inc	2,850,142
25,571	HCA Healthcare Inc	10,898,360
14,452	Henry Schein Inc(b)	959,179
21,783	Hershey Co	4,074,510
36,732	Hologic Inc(b)	2,479,043
52,384	Hormel Foods Corp	1,295,980
17,531	Humana Inc	4,561,040
11,765	IDEXX Laboratories Inc(b)	7,516,541
20,689	Incyte Corp(b)	1,754,634
10,167	Insulet Corp(b)	3,138,858
54,489	Intuitive Surgical Inc(b)	24,369,116
26,048	IQVIA Holdings Inc(b)	4,947,557
17,795	J M Smucker Co	1,932,537
366,054	Johnson & Johnson	67,873,733
36,652	Kellanova	3,006,197
279,762	Kenvue Inc	4,540,537
219,920	Keurig Dr Pepper Inc	5,610,159
51,977	Kimberly-Clark Corp	6,462,820
127,162	Kraft Heinz Co	3,311,298
93,324	Kroger Co	6,290,971
12,107	Labcorp Holdings Inc	3,475,435
22,541	Lamb Weston Holdings Inc	1,309,181
35,411	McCormick & Co Inc	2,369,350
18,817	McKesson Corp	14,536,885
192,931	Medtronic PLC	18,374,748
382,599	Merck & Co Inc	32,111,535
40,889	Moderna Inc(b)	1,056,163
8,080	Molina Healthcare Inc(b)	1,546,189
20,594	Molson Coors Beverage Co Class B	931,879
196,665	Mondelez International Inc Class A	12,285,662
108,356	Monster Beverage Corp(b)	7,293,442
23,428	Moody's Corp	11,162,973
151,107	PayPal Holdings Inc(b)	10,133,235
208,663	PepsiCo Inc	29,304,631
878,955	Pfizer Inc	22,395,773
234,694	Philip Morris International Inc	38,067,367
357,293	Procter & Gamble Co	54,898,070
22,481	Quanta Services Inc	9,316,576
16,560	Quest Diagnostics Inc	3,156,005
16,244	Regeneron Pharmaceuticals Inc	9,133,514
21,864	ResMed Inc	5,984,833
19,666	Revvity Inc(a)	1,723,725

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 43,775	Rollins Inc	$ 2,571,344
48,190	S&P Global Inc	23,454,554
20,674	Solventum Corp(b)	1,509,202
16,972	STERIS PLC	4,199,552
52,536	Stryker Corp	19,420,983
71,342	Sysco Corp	5,874,300
56,736	Thermo Fisher Scientific Inc	27,518,095
43,983	Tyson Foods Inc Class A	2,388,277
10,195	United Rentals Inc	9,732,759
136,805	UnitedHealth Group Inc	47,238,767
8,715	Universal Health Services Inc Class B	1,781,695
20,487	Verisk Analytics Inc	5,152,686
38,594	Vertex Pharmaceuticals Inc(b)	15,114,954
202,750	Viatris Inc	2,007,225
8,300	Waters Corp(b)	2,488,423
10,120	West Pharmaceutical Services Inc	2,654,780
28,216	Zimmer Biomet Holdings Inc	2,779,276
70,660	Zoetis Inc	10,338,971
		1,171,888,487
Energy — 2.89%
57,154	APA Corp	1,387,699
159,869	Baker Hughes Co	7,788,818
289,926	Chevron Corp	45,022,608
189,288	ConocoPhillips	17,904,752
102,114	Coterra Energy Inc	2,414,996
96,038	Devon Energy Corp	3,367,092
26,787	Diamondback Energy Inc	3,833,220
82,112	EOG Resources Inc	9,206,397
99,367	EQT Corp	5,408,546
39,919	Expand Energy Corp	4,240,995
654,138	Exxon Mobil Corp	73,754,058
14,439	First Solar Inc(b)	3,184,233
116,538	Halliburton Co	2,866,835
297,943	Kinder Morgan Inc	8,434,766
46,900	Marathon Petroleum Corp	9,039,506
111,533	Occidental Petroleum Corp	5,269,934
96,141	ONEOK Inc	7,015,409
59,971	Phillips 66	8,157,255
226,000	Schlumberger NV	7,767,620
32,082	Targa Resources Corp	5,375,018
2,841	Texas Pacific Land Corp	2,652,471
45,699	Valero Energy Corp	7,780,712
190,866	Williams Cos Inc	12,091,361
		253,964,301
Financial — 14.13%
70,654	Aflac Inc	7,892,052
24,249	Alexandria Real Estate Equities Inc REIT	2,020,912
41,994	Allstate Corp	9,014,012
82,355	American Express Co	27,355,037
83,385	American International Group Inc	6,549,058
70,679	American Tower Corp REIT	13,592,985
Shares		Fair Value
Financial — (continued)
$ 15,256	Ameriprise Financial Inc	$ 7,494,510
32,607	Aon PLC Class A	11,627,004
70,298	Apollo Global Management Inc	9,368,614
53,637	Arch Capital Group Ltd	4,866,485
38,812	Arthur J Gallagher & Co	12,021,629
7,679	Assurant Inc	1,663,271
20,370	AvalonBay Communities Inc REIT	3,934,873
1,035,560	Bank of America Corp	53,424,540
110,052	Bank of New York Mellon Corp	11,991,266
278,567	Berkshire Hathaway Inc Class B(b)	140,046,775
22,376	Blackrock Inc	26,087,507
110,349	Blackstone Inc	18,853,124
42,351	Brown & Brown Inc	3,972,100
25,123	BXP Inc REIT	1,867,644
16,060	Camden Property Trust REIT	1,714,887
98,429	Capital One Financial Corp	20,924,037
14,502	Cboe Global Markets Inc	3,556,616
44,197	CBRE Group Inc Class A(b)	6,963,679
261,031	Charles Schwab Corp	24,920,629
56,450	Chubb Ltd	15,933,013
26,576	Cincinnati Financial Corp	4,201,665
279,561	Citigroup Inc	28,375,441
67,644	Citizens Financial Group Inc	3,595,955
54,534	CME Group Inc	14,734,541
34,020	Coinbase Global Inc Class A(b)	11,481,409
68,294	CoStar Group Inc(b)	5,761,965
68,187	Crown Castle Inc REIT	6,579,364
48,634	Digital Realty Trust Inc REIT	8,407,846
14,794	Equinix Inc REIT	11,587,253
49,081	Equity Residential REIT	3,177,013
3,179	Erie Indemnity Co Class A(a)	1,011,431
9,078	Essex Property Trust Inc REIT	2,429,817
6,669	Everest Group Ltd	2,335,684
31,450	Extra Space Storage Inc REIT	4,432,563
17,108	Federal Realty Investment Trust REIT	1,733,211
108,604	Fifth Third Bancorp	4,838,308
33,382	Franklin Resources Inc	772,126
14,686	Globe Life Inc	2,099,657
46,006	Goldman Sachs Group Inc	36,636,877
41,237	Hartford Insurance Group Inc	5,500,603
89,430	Healthpeak Properties Inc REIT	1,712,584
100,229	Host Hotels & Resorts Inc REIT	1,705,898
201,444	Huntington Bancshares Inc	3,478,938
66,124	Interactive Brokers Group Inc Class A	4,549,993
86,707	Intercontinental Exchange Inc	14,608,395
50,375	Invesco Ltd	1,155,603
85,284	Invitation Homes Inc REIT	2,501,380
42,118	Iron Mountain Inc REIT	4,293,509

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
$ 418,152	JPMorgan Chase & Co	$ 131,897,685
141,692	KeyCorp	2,648,224
87,844	Kimco Realty Corp REIT	1,919,391
103,689	KKR & Co Inc	13,474,386
27,703	Loews Corp	2,781,104
23,914	M&T Bank Corp	4,725,885
73,902	Marsh & McLennan Cos Inc	14,893,470
125,244	Mastercard Inc Class A	71,240,039
83,356	MetLife Inc	6,866,034
17,355	Mid-America Apartment Communities Inc REIT	2,425,014
184,254	Morgan Stanley	29,289,016
68,870	Nasdaq Inc	6,091,552
28,697	Northern Trust Corp	3,862,616
59,870	PNC Financial Services Group Inc	12,029,679
32,175	Principal Financial Group Inc	2,667,629
90,245	Progressive Corp	22,286,003
140,355	Prologis Inc REIT	16,073,455
50,475	Prudential Financial Inc	5,236,277
24,229	Public Storage REIT	6,998,547
26,934	Raymond James Financial Inc	4,648,808
135,613	Realty Income Corp REIT	8,243,914
26,966	Regency Centers Corp REIT	1,965,821
128,654	Regions Financial Corp	3,392,606
17,947	SBA Communications Corp REIT	3,470,052
48,573	Simon Property Group Inc REIT	9,115,695
41,034	State Street Corp	4,760,354
54,174	Synchrony Financial	3,849,063
30,162	T Rowe Price Group Inc	3,095,828
32,963	Travelers Cos Inc	9,203,929
189,943	Truist Financial Corp	8,684,194
47,801	UDR Inc REIT	1,781,065
245,363	US Bancorp	11,858,394
70,968	Ventas Inc REIT	4,967,050
166,932	VICI Properties Inc REIT	5,443,653
259,135	Visa Inc Class A	88,463,507
43,051	W R Berkley Corp	3,298,568
491,413	Wells Fargo & Co	41,190,238
104,102	Welltower Inc REIT	18,544,730
99,992	Weyerhaeuser Co REIT	2,478,802
14,569	Willis Towers Watson PLC	5,032,861
		1,242,250,426
Industrial — 7.31%
81,769	3M Co	12,688,914
18,084	A O Smith Corp	1,327,546
14,480	Allegion PLC	2,568,028
332,114	Amcor PLC	2,716,693
36,962	AMETEK Inc	6,948,856
181,892	Amphenol Corp Class A	22,509,135
11,569	Axon Enterprise Inc(b)	8,302,377
47,666	Ball Corp	2,403,320
115,229	Boeing Co(b)	24,869,875
14,359	Builders FirstSource Inc(b)	1,741,029
Shares		Fair Value
Industrial — (continued)
$ 118,380	Carrier Global Corp	$ 7,067,286
70,769	Caterpillar Inc	33,767,429
18,615	CH Robinson Worldwide Inc	2,464,626
295,962	CSX Corp	10,509,611
37,790	Deere & Co	17,279,856
23,296	Dover Corp	3,886,472
58,883	Eaton Corp PLC	22,036,963
6,935	EMCOR Group Inc	4,504,560
85,722	Emerson Electric Co	11,245,012
21,781	Expeditors International of Washington Inc	2,670,133
32,072	FedEx Corp	7,562,898
47,061	Fortive Corp	2,305,518
26,316	Garmin Ltd	6,479,526
41,830	GE Vernova Inc	25,721,266
9,240	Generac Holdings Inc(b)	1,546,776
37,097	General Dynamics Corp	12,650,077
160,916	General Electric Co	48,406,751
96,583	Honeywell International Inc	20,330,721
62,579	Howmet Aerospace Inc	12,279,877
7,496	Hubbell Inc	3,225,604
5,912	Huntington Ingalls Industries Inc	1,702,124
11,407	IDEX Corp	1,856,603
40,756	Illinois Tool Works Inc	10,627,535
58,773	Ingersoll Rand Inc	4,855,825
18,224	Jabil Inc	3,957,706
17,938	Jacobs Solutions Inc	2,688,189
11,661	JB Hunt Transport Services Inc	1,564,556
100,840	Johnson Controls International PLC	11,087,358
25,463	Keysight Technologies Inc(b)	4,453,988
29,584	L3Harris Technologies Inc	9,035,249
4,699	Lennox International Inc	2,487,463
31,163	Lockheed Martin Corp	15,556,881
9,119	Martin Marietta Materials Inc	5,747,523
31,760	Masco Corp	2,235,586
3,447	Mettler-Toledo International Inc(b)	4,231,572
6,045	Mohawk Industries Inc(b)	779,321
9,165	Nordson Corp	2,079,997
35,335	Norfolk Southern Corp	10,614,987
21,087	Northrop Grumman Corp	12,848,731
26,276	Old Dominion Freight Line Inc	3,699,135
56,938	Otis Worldwide Corp	5,205,841
12,312	Packaging Corp of America	2,683,154
19,724	Parker-Hannifin Corp	14,953,750
24,831	Pentair PLC	2,750,282
31,531	Republic Services Inc	7,235,734
16,213	Rockwell Automation Inc	5,666,930
203,105	RTX Corp	33,985,560
75,247	Smurfit WestRock PLC	3,203,265
7,485	Snap-on Inc	2,593,777
24,999	Stanley Black & Decker Inc	1,858,176
46,268	TE Connectivity PLC	10,157,214
6,500	Teledyne Technologies Inc(b)	3,809,260
26,703	Textron Inc	2,256,136

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Industrial — (continued)
$ 34,042	Trane Technologies PLC	$ 14,364,362
8,567	TransDigm Group Inc	11,291,478
36,468	Trimble Inc(b)	2,977,612
89,991	Union Pacific Corp	21,271,173
111,402	United Parcel Service Inc Class B	9,305,409
36,138	Veralto Corp	3,852,672
19,763	Vulcan Materials Co	6,079,494
55,001	Waste Management Inc	12,145,871
27,268	Westinghouse Air Brake Technologies Corp	5,466,416
36,513	Xylem Inc	5,385,668
		642,626,298
Technology — 32.65%
95,672	Accenture PLC Class A	23,592,715
64,616	Adobe Inc(b)	22,793,294
245,651	Advanced Micro Devices Inc(b)	39,743,875
24,700	Akamai Technologies Inc(b)	1,871,272
74,548	Analog Devices Inc	18,316,443
2,261,129	Apple Inc	575,751,276
124,732	Applied Materials Inc	25,537,630
33,066	Autodesk Inc(b)	10,504,076
714,723	Broadcom Inc	235,794,263
17,219	Broadridge Financial Solutions Inc	4,101,049
41,673	Cadence Design Systems Inc(b)	14,638,058
71,112	Cognizant Technology Solutions Corp Class A	4,769,482
36,958	Crowdstrike Holdings Inc Class A(b)	18,123,464
48,144	Datadog Inc Class A(b)	6,855,706
22,962	Dayforce Inc(b)	1,581,852
42,897	Dell Technologies Inc Class C	6,081,508
35,432	Electronic Arts Inc	7,146,634
8,412	EPAM Systems Inc(b)	1,268,445
3,434	Fair Isaac Corp(b)	5,139,084
83,653	Fidelity National Information Services Inc	5,516,079
82,001	Fiserv Inc(b)	10,572,389
98,964	Fortinet Inc(b)	8,320,893
11,281	Gartner Inc(b)	2,965,436
217,113	Hewlett Packard Enterprise Co	5,332,295
128,623	HP Inc	3,502,404
656,819	Intel Corp(b)	22,036,278
140,192	International Business Machines Corp	39,556,575
42,369	Intuit Inc	28,934,214
11,791	Jack Henry & Associates Inc	1,756,034
20,542	KLA Corp	22,156,601
192,821	Lam Research Corp	25,818,733
18,807	Leidos Holdings Inc	3,553,771
77,694	Microchip Technology Inc	4,989,509
173,384	Micron Technology Inc	29,010,612
1,129,754	Microsoft Corp	585,156,090
Shares		Fair Value
Technology — (continued)
$ 7,046	Monolithic Power Systems Inc	$ 6,486,829
12,373	MSCI Inc	7,020,564
27,350	NetApp Inc	3,239,881
3,708,490	NVIDIA Corp	691,930,062
40,048	NXP Semiconductors NV	9,120,131
69,566	ON Semiconductor Corp(b)	3,430,300
251,085	Oracle Corp	70,615,145
345,285	Palantir Technologies Inc Class A(b)	62,986,889
46,649	Paychex Inc	5,913,227
6,752	Paycom Software Inc	1,405,361
16,626	PTC Inc(b)	3,375,411
169,018	QUALCOMM Inc	28,117,835
16,399	Roper Technologies Inc	8,178,017
144,834	Salesforce Inc	34,325,658
30,882	Seagate Technology Holdings PLC	7,290,005
31,488	ServiceNow Inc(b)	28,977,777
27,142	Skyworks Solutions Inc	2,089,391
78,155	Super Micro Computer Inc(b)	3,746,751
28,171	Synopsys Inc(b)	13,899,290
26,514	Take-Two Interactive Software Inc(b)	6,850,157
21,346	Teradyne Inc	2,938,063
138,911	Texas Instruments Inc	25,522,118
6,270	Tyler Technologies Inc(b)	3,280,213
57,787	Western Digital Corp	6,937,907
34,003	Workday Inc Class A(b)	8,185,542
7,202	Zebra Technologies Corp Class A(b)	2,140,146
		2,870,790,709
Utilities — 2.31%
105,614	AES Corp	1,389,880
38,415	Alliant Energy Corp	2,589,555
38,699	Ameren Corp	4,039,402
83,922	American Electric Power Co Inc	9,441,225
28,401	American Water Works Co Inc	3,953,135
24,247	Atmos Energy Corp	4,140,175
90,158	CenterPoint Energy Inc	3,498,130
40,071	CMS Energy Corp	2,935,601
57,818	Consolidated Edison Inc	5,811,866
46,589	Constellation Energy Corp	15,331,042
134,857	Dominion Energy Inc	8,249,203
30,421	DTE Energy Co	4,302,442
118,130	Duke Energy Corp	14,618,588
56,057	Edison International	3,098,831
70,665	Entergy Corp	6,585,271
35,497	Evergy Inc	2,698,482
53,408	Eversource Energy	3,799,445
158,419	Exelon Corp	7,130,439
73,919	FirstEnergy Corp	3,386,969
316,801	NextEra Energy Inc	23,915,308
62,136	NiSource Inc	2,690,489
29,422	NRG Energy Inc	4,764,893

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Utilities — (continued)
$ 314,691	PG&E Corp	$ 4,745,540
19,123	Pinnacle West Capital Corp	1,714,568
121,324	PPL Corp	4,508,400
76,538	Public Service Enterprise Group Inc	6,387,862
98,793	Sempra	8,889,394
166,060	Southern Co	15,737,506
52,399	Vistra Corp	10,266,012
47,323	WEC Energy Group Inc	5,422,743
92,066	Xcel Energy Inc	7,425,123
		203,467,519
TOTAL COMMON STOCK — 98.62% (Cost $4,881,375,586)		$8,670,371,110
GOVERNMENT MONEY MARKET MUTUAL FUNDS
4,235,795	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.09%(d)	4,235,795
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.05% (Cost $4,235,795)		$4,235,795
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.92%
81,540,400	U.S. Treasury Bills(e) 4.13%, 11/12/2025	$ 81,162,419
TOTAL SHORT TERM INVESTMENTS — 0.92% (Cost $81,162,419)		$81,162,419
TOTAL INVESTMENTS — 99.59% (Cost $4,966,773,800)		$8,755,769,324
OTHER ASSETS & LIABILITIES, NET — 0.41%		$35,970,345
TOTAL NET ASSETS — 100.00%		$8,791,739,669

(a)	All or a portion of the security is on loan as of September 30, 2025.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of September 30, 2025.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
As of September 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	347	USD	116,917	Dec 2025	$1,317,479
				Net Appreciation	$1,317,479
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser, Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2025

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices
Exchange Traded Funds	Exchange traded close price
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2025, the inputs used to value the investments of the Empower Large Cap Value Fund are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. For the remaining Funds, all the investments were valued using Level 1 inputs, except for Short Term Investments, which were valued using Level 2 inputs.
Empower Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$49,411,737	$—	$—	$49,411,737
Communications	168,009,315	—	—	168,009,315
Consumer, Cyclical	142,266,572	—	—	142,266,572
Consumer, Non-cyclical	375,013,946	15,293,110	—	390,307,056
Energy	110,124,243	22,820,359	—	132,944,602
Financial	450,344,957	—	—	450,344,957
Industrial	208,235,311	11,703,852	—	219,939,163
Technology	146,777,592	10,212,059	—	156,989,651
Utilities	95,052,196	—	—	95,052,196
	1,745,235,869	60,029,380	—	1,805,265,249
Preferred Stock	—	7,960,843	—	7,960,843
Government Money Market Mutual Funds	6,466,140	—	—	6,466,140
Short Term Investments	—	244,184	—	244,184
Total investments, at fair value:	1,751,702,009	68,234,407	—	1,819,936,416

September 30, 2025

	Level 1	Level 2	Level 3	Total
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	165,615	—	165,615
Total Assets	$1,751,702,009	$68,400,022	$—	$1,820,102,031
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(1,668)	—	(1,668)
Total Liabilities	$—	$(1,668)	$—	$(1,668)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Large Cap Value Fund
Forward Currency Exchange Contracts:
Average notional amount	$39,482,318
Empower S&P 500® Index Fund
Futures Contracts:
Average long contracts	437
Average notional long	$133,308,184

September 30, 2025